Finance leases	3 Months Ended
Mar. 31, 2018
Finance Leases [Abstract]
Finance leases
3.	Finance leases

On December 22, 2016 one of ASC’s subsidiaries entered into an agreement for the sale and leaseback (under a finance lease arrangement) of the Ardmore Seatrader. This transaction was treated as a financing transaction. As part of this arrangement, the senior debt outstanding on the vessel of $3.0 million was repaid in full on December 20, 2016. The finance lease is scheduled to expire in 2021 and includes a mandatory purchase obligation for Ardmore to repurchase the vessel, as well as a purchase option exercisable by Ardmore, which Ardmore could elect to exercise at an earlier date.

Effective May 30, 2017 two of ASC’s subsidiaries entered into an agreement for the sale and leaseback (under a finance lease arrangement) of the Ardmore Sealeader and Ardmore Sealifter. This transaction was treated as a financing transaction. As part of this arrangement, the senior debt outstanding on the vessels of $20.1 million was repaid in full on May 30, 2017. The finance leases are scheduled to expire in 2023 and include an obligation for Ardmore to repurchase the vessels, as well as purchase options exercisable by Ardmore. As part of the lease arrangement, Ardmore provided the purchasers with $2.9 million in the aggregate which shall be repaid at the end of the lease period, or upon the exercise of any of the purchase options. This amount is included as a receivable within ‘Other non-current assets, net’ in the consolidated balance sheet, with the associated finance lease liability presented gross of the $2.9 million.

On January 23, 2018, Ardmore took delivery of the Ardmore Sealancer. On January 30, 2018 one of ASC’s subsidiaries entered into an agreement for the sale and leaseback (under a finance lease arrangement) of the Ardmore Sealancer. This transaction was treated as a financing transaction. The finance lease is scheduled to expire in 2024 and includes an obligation for Ardmore to repurchase the vessel, as well as purchase options exercisable by Ardmore. As part of the lease arrangement, Ardmore provided the purchaser with $1.4 million in the aggregate which shall be repaid at the end of the lease period, or upon the exercise of any of the purchase options. This amount has been offset against the finance lease liability in the consolidated balance sheet, with the associated finance lease liability presented net of the $1.4 million.

	As at
	Mar 31, 2018	Dec 31, 2017
Current portion of finance lease obligations	5,068,433	3,783,044
Current portion of deferred finance fees	(227,112)	(245,578)
Non-current portion of finance lease obligations	53,097,150	39,402,440
Non-current portion of deferred finance fees	(733,766)	(445,887)
Total finance lease obligations	57,204,705	42,494,019
Amount receivable in respect of finance leases	(2,880,000)	(2,880,000)
Net finance lease obligations	54,324,705	39,614,019

The future minimum lease payments required under the finance leases as at March 31, 2018, were as follows:

As at
Mar 31, 2018
2018	6,490,000
2019	8,614,000
2020	8,637,600
2021	14,829,800
2022	7,227,000
2023	19,194,600
2024	7,401,500
Total minimum lease payments	72,394,500
Less amounts representing interest and deferred finance fees	(15,189,795)
Net minimum lease payments	57,204,705
Amount receivable in respect of finance leases	(2,880,000)
Adjusted net minimum lease payments	54,324,705